Trade accounts payable and others (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Trade Accounts Payable and Others [Abstract]
Raw materials and services	R$ 55,603	R$ 37,710
Trade accounts payable	R$ 55,603	R$ 37,710